Significant Financing Transactions (Narrative) (Detail)			1 Months Ended								2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 14, 2019 USD ($) $ / shares shares	Jun. 30, 2022 shares	Jul. 31, 2019 USD ($)	May 31, 2019 USD ($) Bond	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Apr. 30, 2018 shares	Apr. 30, 2018 shares	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares
Debt Instrument [Line Items]
Facility Limit	[1]											$ 6,000,000,000			$ 6,000,000,000
Short-term debt												2,547,000,000			2,547,000,000		$ 334,000,000
Repayment of long-term debt															$ 3,378,000,000	$ 2,840,000,000
Tender offer expiration description															Both DESC tender offers and the SCANA tender offer expired in the first quarter of 2019.
Number of shares received | shares									26,700,000					26,700,000		26,700,000
Increase (decrease) Non-controlling interest									$ 375,000,000
Shares of common stock issued in acquisition, value															$ 6,818,000,000
Amount of income taxes recognized in equity primarily attributable to establishing additional regulatory liabilities															(40,000,000)
Cash proceeds received from common stock															325,000,000	$ 662,000,000
Issuance costs		$ 28,000,000
Issuance of common stock value												$ 1,674,000,000		$ 82,000,000	$ 1,921,000,000	$ 662,000,000
Shelf Registration For Sale Of Common Stock Through At Market Program
Debt Instrument [Line Items]
Issuance of common stock (in shares) | shares															2,100,000
Cash proceeds received from common stock															$ 154,000,000
Issuance costs															2,000,000
Issuance of common stock value															$ 645,000,000
Common Stock
Debt Instrument [Line Items]
Shares of common stock issued in acquisition | shares															96,000,000
Shares of common stock issued in acquisition, value															$ 6,818,000,000
Amount of income taxes recognized in equity primarily attributable to establishing additional regulatory liabilities															$ 1,181,000,000
Issuance of common stock (in shares) | shares												1,000,000		1,000,000	4,000,000	9,000,000
Issuance costs		14,000,000
Issuance of common stock value												$ 78,000,000		$ 82,000,000	$ 325,000,000	$ 662,000,000
Common Stock | Forward Sale Agreements
Debt Instrument [Line Items]
Cash proceeds received from common stock																	$ 1,400,000,000
Issuance of shares of common stock under forward equity sale agreement | shares											20,000,000
Common Stock | Underwriters Option to Purchase | Forward Sale Agreements
Debt Instrument [Line Items]
Issuance of common stock (in shares) | shares																	22,100,000
Period to purchase common stock under option											30 days
Issuance of shares of common stock under option to purchase | shares										2,100,000
Common Stock | Maximum | Underwriters Option to Purchase | Forward Sale Agreements
Debt Instrument [Line Items]
Issuance of shares of common stock under option to purchase | shares											3,000,000
2019 Corporate Units
Debt Instrument [Line Items]
Total Long-term Debt		$ 1,600,000,000
Percentage of interest in undivided beneficial ownership		10.00%
Issuance of common stock (in shares) | shares		16,000,000
2019 Corporate Units | Scenario Forecast | Maximum
Debt Instrument [Line Items]
Shares to be issued under purchase contracts | shares			21,800,000
2019 Corporate Units | Common Stock
Debt Instrument [Line Items]
Purchase price to be paid under stock purchase contracts | $ / shares		$ 100
June 2006 Hybrids
Debt Instrument [Line Items]
Debt, amount redeemed												12,000,000			12,000,000
September 2006 Hybrids
Debt Instrument [Line Items]
Debt, amount redeemed												13,000,000			13,000,000
Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Repayment of long-term debt							$ 73,000,000
Shares of common stock issued in acquisition | shares								22,500,000
Shares of common stock issued in acquisition, value								$ 1,600,000,000
Right to receive conversion of common stock | shares								0.2492
Gain or loss recognized in equity transaction								$ 0
Amount of income taxes recognized in equity primarily attributable to establishing additional regulatory liabilities								$ 40,000,000
Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit	[2]											6,000,000,000			6,000,000,000
Short-term debt												$ 1,300,000,000			1,300,000,000		$ 314,000,000 [3]
Repayment of long-term debt															$ 589,000,000	$ 951,000,000
Issuance of common stock (in shares) | shares												0		0	0	0
Virginia Electric and Power Company | Tax Exempt Bonds
Debt Instrument [Line Items]
Number of series of tax exempt bonds | Bond					4
Aggregate outstanding principal amount					$ 198,000,000
DESC
Debt Instrument [Line Items]
Line of credit sub-limit												$ 500,000,000			$ 500,000,000
Repurchase of first mortgage bonds													$ 1,200,000,000
SCANA
Debt Instrument [Line Items]
Repurchase of medium term notes						$ 300,000,000
Shares of common stock issued in acquisition | shares								95,600,000
Shares of common stock issued in acquisition, value								$ 6,800,000,000
Credit Facilities, Maturing in December 2017 with 1 year Automatic Renewals through 2023 | SBL Holdco
Debt Instrument [Line Items]
Facility Limit												30,000,000			$ 30,000,000
Automatic renewal period															1 year
Short-term debt												0			$ 0
Credit Facilities, Maturing in May 2018 with 1 year Automatic Renewals through 2024 | Dominion Solar Projects III, Inc
Debt Instrument [Line Items]
Facility Limit												25,000,000			$ 25,000,000
Automatic renewal period															1 year
Short-term debt												0			$ 0
Variable Rate Term Loan | Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Repayment of long-term debt							300,000,000
Senior Notes, Due in 2049 | Senior Notes
Debt Instrument [Line Items]
Total Long-term Debt						$ 400,000,000							$ 400,000,000
Interest rate percentage						4.60%							4.60%
Debt maturity year						2049
Senior Notes, Due in 2028 | Senior Notes
Debt Instrument [Line Items]
Total Long-term Debt						$ 200,000,000							$ 200,000,000
Interest rate percentage						4.25%							4.25%
Debt maturity year						2028
Senior Notes, Due in 2024 | Senior Notes
Debt Instrument [Line Items]
Total Long-term Debt					$ 33,000,000
Interest rate percentage					5.49%
Debt maturity year					2024
1.8% Tax-Exempt Bond | Virginia Electric and Power Company | Tax Exempt Bonds
Debt Instrument [Line Items]
Interest rate percentage					1.80%
Number of series of tax exempt bonds | Bond					1
1.9% Tax-Exempt Bond | Virginia Electric and Power Company | Tax Exempt Bonds
Debt Instrument [Line Items]
Interest rate percentage					1.90%
Number of series of tax exempt bonds | Bond					3
Senior Notes, Due in 2029 | Senior Notes
Debt Instrument [Line Items]
Interest rate percentage				2.875%
Debt maturity year				2029
Senior Notes, Due in 2029 | Tax Exempt Bonds
Debt Instrument [Line Items]
Total Long-term Debt				$ 500,000,000
Remarketable Subordinated Notes, 2016 Series A-1, due 2021 | Capital Unit, Class A
Debt Instrument [Line Items]
Total Long-term Debt												$ 700,000,000			$ 700,000,000
Interest rate percentage												2.00%			2.00%
Remarketable Subordinated Notes, 2016 Series A-2, due 2024 | Capital Unit, Class B
Debt Instrument [Line Items]
Total Long-term Debt												$ 700,000,000			$ 700,000,000
Interest rate percentage												2.00%			2.00%
Series A-1 Junior Subordinated Notes | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate percentage												2.715%			2.715%
Series A-2 Junior Subordinated Notes | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate percentage												3.071%			3.071%
Letter of Credit
Debt Instrument [Line Items]
Facility Limit												$ 2,000,000,000.0			$ 2,000,000,000.0
Letter of Credit | Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit												2,000,000,000.0			2,000,000,000.0
Letter of Credit | DESC
Debt Instrument [Line Items]
Terminated credit facility						$ 700,000,000
Letter of Credit | Credit Facility, Maturing in June 2020
Debt Instrument [Line Items]
Facility Limit												21,000,000			21,000,000
Credit facility, outstanding amount												$ 11,000,000			$ 11,000,000
Line of credit facility, termination date															Jun. 30, 2020
Revolving Credit Facility | Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Terminated credit facility							$ 500,000,000
Economic Development Authority of the County of Chesterfield Pollution Control Refunding Revenue Bonds, Series 2009A, due in 2023 | Virginia Electric and Power Company
Debt Instrument [Line Items]
Interest rate percentage					5.00%
Debt, amount redeemed					$ 40,000,000

[1]	This credit facility matures in March 2023 and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas, Questar Gas and DESC. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At June 30, 2019, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.